SCHEDULE OF VALUATION ASSUMPTIONS (Details) - Senior Convertible Preferred Stock [Member]	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Measurement Input, Risk Free Interest Rate [Member]
Risk-free interest rate		2.88%
Risk-free interest rate, Minimum	4.30%
Risk-free interest rate, Maximum	4.72%
Measurement Input, Price Volatility [Member]
Expected volatility		52.46%
Expected volatility, Minimum	49.72%
Expected volatility, Maximum	53.69%
Measurement Input, Expected Dividend Rate [Member]
Dividend yield	0.00%	0.00%
Measurement Input, Expected Term [Member]
Expected term (in years)		3 years 11 months 15 days
Measurement Input, Expected Term [Member] | Minimum [Member]
Expected term (in years)	3 years 6 months
Measurement Input, Expected Term [Member] | Maximum [Member]
Expected term (in years)	3 years 11 months 12 days